SHARE OPTIONS	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE OPTIONS
SHARE OPTIONS

2016 Share Option Plan:
In November 2016, the Board approved the adoption of the 2016 Share Option Plan, or the "2016 Plan". The 2016 Plan permits share options to be granted to directors, officers and employees, or the Option holders, of the Company and its subsidiaries. The plan has a 10 year term effective November 2016, unless otherwise determined by the Board. The share options entitle the Option holders to subscribe for common shares at a price per share equal to the exercise price as determined by the Board on the date the share options are granted. The share options have no voting or other shareholder rights.

On November 10, 2016, the Board approved the issue of 700,000 share options to senior management in accordance with the terms of the 2016 Plan at an exercise price of $4.20, adjusted for any distribution of dividends made before the relevant options are exercised. The share options have a five years term and vest over a three years period equally at a rate of 1/3 of the number of share options granted on each annual anniversary of the date of grant, subject to the option holder continuing to provide services to the Company from the grant date through the applicable vesting date.

The fair value of the share options granted on November 10, 2016 under the 2016 Scheme was calculated on the Black-Scholes method. The significant assumptions used to estimate the fair value of the share options are set out below:

•	Grant Date: November 10, 2016.

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Expected Term:    Given the absence of expected dividend payments and that the exercise price is adjustable for any distribution of dividends made before the relevant options are exercised, we expect that it is reasonable for holders of the granted options to avoid early exercise of the options. As a result, we assumed that the expected term of the options is their contractual term.

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Expected Volatility:    We used the historical volatility of the common shares to estimate the volatility of the prices of the shares underlying the share options. The final expected volatility estimate, which is based on historical share price volatility for the period from the Merger on March 31, 2015 to the grant date on November 10, 2016, was 71%.

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Expected Dividends:    The share options exercise price is adjustable for distribution of dividend before the share options are exercised. We assumed that the expected dividend is nil based on the dividend restrictions in the loan agreements.

•	Dilution Adjustment: The number of share options is considered immaterial as compared to the number of shares outstanding and no dilution adjustment was incorporated in the valuation model.

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Risk-free Rate:    We used the five-year US Government bond risk-free yield-to-maturity rate of 1.55% as of November 10, 2016 as an estimate for the risk-free rate to match the expected five year term of the share options.

•	Expected Forfeitures: We expect that there will be no forfeitures of non-vested shares options during the terms.

The following table summarizes the unvested option activity for the year ended December 31, 2018 and 2017:

	Number of options		Weighted Average Exercise Price	Weighted Average Grant date Fair Value
	Management	Total
Outstanding as of December 31, 2016 - Unvested	700,000	700,000	$4.20	$2.47
Granted	—	—
Exercised	60,000	60,000	$4.20	$2.47
Exercisable	173,333	173,333	$4.20	$2.47
Forfeited	—	—	—	—
Outstanding as of December 31, 2017 - Unvested	466,667	466,667	$4.20	$2.47
Granted	—	—
Exercised	75,000	75,000	$4.02	$2.47
Exercisable	158,334	158,334	$3.75	$2.47
Forfeited	20,000	20,000	$3.75	$2.47
Outstanding as of December 31, 2018 - Unvested	213,333	213,333	$3.75	$2.47

The following table summarizes certain information about the options outstanding as of December 31, 2018 and 2017:

	Options Outstanding and Unvested, December 31, 2018			Options Outstanding and Exercisable, December 31, 2018
Weighted Average Exercise Price of Outstanding Options	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
$3.75	213,333	$3.75	0.86	158,334	$3.75	0.86

	Options Outstanding and Unvested, December 31, 2017			Options Outstanding and Exercisable, December 31, 2017
Weighted Average Exercise Price of Outstanding Options	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
$4.20	466,667	$4.20	1.86	173,333	$4.20	1.86

For the year ended December 31 2018 and 2017 the share based compensation was $0.5 million and $0.6 million, respectively, and is included in "Administrative expenses" in the consolidated statement of operations. With reference to Note 25, we issued 75,000 shares in 2018 following the exercise of share options in 2018.

As at December 31, 2018 and 2017, the estimated cost relating to non-vested share options not yet recognized was $0.5 million and $1.1 million, respectively.

With reference to Note 31 and declaration of dividends in February 2019, the exercise price will be adjusted to $3.70 per share.